INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of current and deferred components of the income tax expense
	Years ended December 31,
	2015	2016	2017

Current tax expense	2,421	3,842	9,291
Deferred tax expense	(1,441)	(1,687)	(5,479)

	980	2,155	3,812

Schedule of principle components of deferred taxes

	Years ended December 31,
	2015	2016	2017

Deferred tax assets
Accrued expenses	2,340	2,918	3,615
Net operating loss carry-forwards	5,637	6,306	11,337

Total deferred tax assets	7,977	9,224	14,952
Less: valuation allowance	(2,256)	(2,273)	(2,522)

Deferred tax assets, net	5,721	6,951	12,430

Schedule of reconciliation of the effective tax rate and statutory tax rate

	Years ended December 31,
	2015	2016	2017

(Loss) income before income taxes	(316)	8,231	10,592

Income tax (benefit) expense computed at an applicable tax rate of 25%	(79)	2,058	2,648
Permanent differences	355	80	6
Effect of income tax rate difference in other jurisdictions	482	—	909
Change in valuation allowance	222	17	249

	980	2,155	3,812